8/15/05

This document is submitted as CONFIDENTIAL. Exemption from disclosure to non-governmental parties of this document and any copies of it is claimed under the Freedom of Information Act and applicable rules and regulations. It is requested that before any disclosure is permitted of this document of any part or copy of it, timely notice be given to Patrick J. Dooley, Esq., Akin Gump Strauss Hauer & Feld LLP, 590 Fifth Avenue, New York, New York 10022 (212) 872-1080.

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05077046

RECEIVED
FEB 1 4 2005
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.): ☐ is a restatement.
☐ adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Satellite Asset Management, L.P.
Address: 623 Fifth Avenue, 20th Floor
New York, NY 10022

Form 13F File Number: 028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Simon Raykher
Title: General Counsel
Phone: (212) 209-2060

PROCESSED
JAN 1 1 2007
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Simon Raykher	New York, New York	February 11, 2005
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $277,871 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED DECEMBER 31, 2004
CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 16, 2005

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
VARCO INTL INC	COM	922122106	4,373	150,000	SH		SOLE		150,000		

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED DECEMBER 31, 2004
CONFIDENTIAL TREATMENT REQUESTED UNTIL JUNE 30, 2005

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
HOLLYWOOD ENTERTAINMENT CORP	COM	436141105	8,183	625,110	SH		SOLE		625,110		
HARMONY GOLD MNG LTD	SPONSORED ADR	413216300	53,913	5,815,892	SH		· SOLE		5,815,892		

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED DECEMBER 31, 2004
CONFIDENTIAL TREATMENT REQUESTED UNTIL JULY 30, 2005

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
KING PHARMACEUTICALS INC	COM	495582108	62,537	5,043,300	SH		SOLE		5,043,300		

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED DECEMBER 31, 2004
CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 15, 2005

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
MANDALAY RESORT GROUP	COM	562567107	89,883	1,276,200	SH		SOLE		1,276,200		

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED DECEMBER 31, 2004
CONFIDENTIAL TREATMENT REQUESTED UNTIL SEPTEMBER 30, 2005

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
CAESARS ENTMT INC	COM	127687101	8,356	414,900	SH		SOLE		414,900		

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED DECEMBER 31, 2004
CONFIDENTIAL TREATMENT REQUESTED UNTIL DECEMBER 30, 2005

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
NEXTEL COMMUNICATIONS INC	CL A	65332V103	50,627	1,687,000	SH		SOLE		1,687,000		

REPORT SUMMARY: 7 DATA RECORDS $ 277,871